Risk Management (Details) - Schedule of quality assets and its related provision - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Individual [Member] | Commerical Loans [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 11,884,580	$ 11,369,454
Total Individual, Percentage	34.61%	34.80%
Total ECL Allowance	$ 366,546	$ 248,095
Total ECL Allowance, Percentage	35.35%	27.69%
Individual [Member] | Commerical Loans [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 45,862	$ 99,042
Total Individual, Percentage	0.13%	0.30%
Total ECL Allowance	$ 3	$ 2
Total ECL Allowance, Percentage	0.00%	0.00%
Individual [Member] | Commerical Loans [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 1,098,771	$ 907,696
Total Individual, Percentage	3.20%	2.78%
Total ECL Allowance	$ 954	$ 443
Total ECL Allowance, Percentage	0.09%	0.05%
Individual [Member] | Commerical Loans [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 1,883,138	$ 2,419,051
Total Individual, Percentage	5.48%	7.41%
Total ECL Allowance	$ 3,657	$ 2,617
Total ECL Allowance, Percentage	0.35%	0.29%
Individual [Member] | Commerical Loans [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,675,322	$ 3,269,855
Total Individual, Percentage	7.79%	10.01%
Total ECL Allowance	$ 7,935	$ 4,421
Total ECL Allowance, Percentage	0.77%	0.49%
Individual [Member] | Commerical Loans [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,703,321	$ 2,210,880
Total Individual, Percentage	7.87%	6.77%
Total ECL Allowance	$ 16,194	$ 8,133
Total ECL Allowance, Percentage	1.56%	0.91%
Individual [Member] | Commerical Loans [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 1,877,923	$ 1,134,045
Total Individual, Percentage	5.47%	3.47%
Total ECL Allowance	$ 30,604	$ 8,079
Total ECL Allowance, Percentage	2.95%	0.90%
Individual [Member] | Commerical Loans [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 715,348	$ 603,201
Total Individual, Percentage	2.08%	1.85%
Total ECL Allowance	$ 25,679	$ 12,641
Total ECL Allowance, Percentage	2.48%	1.41%
Individual [Member] | Commerical Loans [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 161,472	$ 83,341
Total Individual, Percentage	0.47%	0.26%
Total ECL Allowance	$ 9,704	$ 3,978
Total ECL Allowance, Percentage	0.94%	0.44%
Individual [Member] | Commerical Loans [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 66,379	$ 85,851
Total Individual, Percentage	0.19%	0.26%
Total ECL Allowance	$ 4,198	$ 3,628
Total ECL Allowance, Percentage	0.40%	0.40%
Individual [Member] | Commerical Loans [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 122,678	$ 133,701
Total Individual, Percentage	0.36%	0.41%
Total ECL Allowance	$ 24,022	$ 25,995
Total ECL Allowance, Percentage	2.32%	2.90%
Individual [Member] | Commerical Loans [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 168,034	$ 158,437
Total Individual, Percentage	0.49%	0.48%
Total ECL Allowance	$ 50,566	$ 53,956
Total ECL Allowance, Percentage	4.88%	6.02%
Individual [Member] | Commerical Loans [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 81,773	$ 75,830
Total Individual, Percentage	0.24%	0.23%
Total ECL Allowance	$ 27,947	$ 29,118
Total ECL Allowance, Percentage	2.70%	3.25%
Individual [Member] | Commerical Loans [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 56,928	$ 48,601
Total Individual, Percentage	0.17%	0.15%
Total ECL Allowance	$ 15,689	$ 11,502
Total ECL Allowance, Percentage	1.51%	1.28%
Individual [Member] | Commerical Loans [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 50,404	$ 41,372
Total Individual, Percentage	0.15%	0.13%
Total ECL Allowance	$ 21,181	$ 20,209
Total ECL Allowance, Percentage	2.04%	2.26%
Individual [Member] | Commerical Loans [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 40,803	$ 44,904
Total Individual, Percentage	0.12%	0.14%
Total ECL Allowance	$ 20,664	$ 27,629
Total ECL Allowance, Percentage	1.99%	3.08%
Individual [Member] | Commerical Loans [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 136,424	$ 53,647
Total Individual, Percentage	0.40%	0.16%
Total ECL Allowance	$ 107,549	$ 35,744
Total ECL Allowance, Percentage	10.37%	3.99%
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 9,764,799	$ 9,963,480
Total ECL Allowance	39,589	21,540
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	45,862	99,042
Total ECL Allowance	3	2
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,095,506	907,659
Total ECL Allowance	900	443
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,863,480	2,418,990
Total ECL Allowance	3,318	2,617
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,632,793	3,262,671
Total ECL Allowance	7,329	4,399
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,538,748	2,188,717
Total ECL Allowance	11,498	7,618
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,588,410	1,086,401
Total ECL Allowance	16,541	6,461
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 1 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,589,715	1,004,967
Total ECL Allowance	65,452	30,389
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,265	37
Total ECL Allowance	54
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	19,658	61
Total ECL Allowance	339
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	42,529	7,184
Total ECL Allowance	606	22
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	164,341	22,163
Total ECL Allowance	4,618	515
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	289,460	47,157
Total ECL Allowance	14,010	1,410
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	715,348	603,201
Total ECL Allowance	25,679	12,641
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	161,239	82,781
Total ECL Allowance	9,566	3,773
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	65,684	85,034
Total ECL Allowance	3,764	3,367
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	73,248	83,039
Total ECL Allowance	3,008	4,085
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	29,863	45,433
Total ECL Allowance	2,201	3,516
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	12,282	8,865
Total ECL Allowance	926	614
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,550	15,762
Total ECL Allowance	86	221
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,227	2,405
Total ECL Allowance	143	170
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,981	847
Total ECL Allowance	267	43
Individual [Member] | Commerical Loans [Member] | Stage 2 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	5,040	998
Total ECL Allowance	185	12
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	530,066	401,007
Total ECL Allowance	261,505	196,166
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	232
Total ECL Allowance	78
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	53	487
Total ECL Allowance	53	208
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	233	560
Total ECL Allowance	138	205
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	695	817
Total ECL Allowance	434	261
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	49,430	50,662
Total ECL Allowance	21,014	21,910
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	138,171	113,004
Total ECL Allowance	48,365	50,440
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	69,491	66,965
Total ECL Allowance	27,021	28,504
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	55,378	32,839
Total ECL Allowance	15,603	11,281
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	48,177	38,967
Total ECL Allowance	21,038	20,039
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	36,822	44,057
Total ECL Allowance	20,397	27,586
Individual [Member] | Commerical Loans [Member] | Stage 3 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	131,384	52,649
Total ECL Allowance	107,364	35,732
Collective [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 34,339,893	$ 32,671,515
Total Individual, Percentage	100.00%	100.00%
Total ECL Allowance	$ 1,036,793	$ 896,095
Total ECL Allowance, Percentage	100.00%	100.00%
Collective [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 30,216,324	$ 29,041,636
Total ECL Allowance	194,422	133,269
Collective [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,447,273	1,995,733
Total ECL Allowance	149,940	121,261
Collective [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,676,296	1,634,146
Total ECL Allowance	692,431	641,565
Collective [Member] | Commerical Loans [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 5,102,609	$ 4,492,871
Total Individual, Percentage	14.86%	13.75%
Total ECL Allowance	$ 278,526	$ 258,474
Total ECL Allowance, Percentage	26.86%	28.84%
Collective [Member] | Commerical Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,493,999	$ 3,839,143
Total ECL Allowance	40,943	35,887
Collective [Member] | Commerical Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	228,591	240,100
Total ECL Allowance	44,315	25,555
Collective [Member] | Commerical Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	380,019	413,628
Total ECL Allowance	193,268	197,032
Collective [Member] | Mortgage [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 12,411,825	$ 11,262,995
Total Individual, Percentage	36.14%	34.47%
Total ECL Allowance	$ 112,522	$ 101,059
Total ECL Allowance, Percentage	10.85%	11.28%
Collective [Member] | Mortgage [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 11,518,363	$ 10,275,966
Total ECL Allowance	25,065	8,446
Collective [Member] | Mortgage [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	392,372	457,948
Total ECL Allowance	8,441	14,509
Collective [Member] | Mortgage [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	501,090	529,081
Total ECL Allowance	79,016	78,104
Collective [Member] | Consumer [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,940,879	$ 5,546,195
Total Individual, Percentage	14.39%	16.98%
Total ECL Allowance	$ 279,199	$ 288,467
Total ECL Allowance, Percentage	26.93%	32.19%
Collective [Member] | Consumer [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,439,163	$ 4,963,047
Total ECL Allowance	88,825	67,396
Collective [Member] | Consumer [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	236,595	292,718
Total ECL Allowance	31,732	50,808
Collective [Member] | Consumer [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	265,121	290,430
Total ECL Allowance	158,642	170,263
Collective [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 22,455,313	$ 21,302,061
Total Individual, Percentage	65.39%	65.20%
Total ECL Allowance	$ 670,247	$ 648,000
Total ECL Allowance, Percentage	64.65%	72.31%
Collective [Member] | Subtotal [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 20,451,525	$ 19,078,156
Total ECL Allowance	154,833	111,729
Collective [Member] | Subtotal [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	857,558	990,766
Total ECL Allowance	84,488	90,872
Collective [Member] | Subtotal [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,146,230	1,233,139
Total ECL Allowance	$ 430,926	$ 445,399